CONSOLIDATED STATEMENT OF INCOME - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenues	$ 738,169,736	$ 682,837,408	$ 687,576,975
Cost of sales	(446,527,758)	(457,666,072)	(361,599,896)
Gross income	291,641,978	225,171,336	325,977,079
Administrative and selling expenses	(76,842,415)	(69,147,996)	(50,637,116)
Other operating income	125,660,284	517,637,711	243,541,206
Other operating expenses	(41,174,929)	(32,945,002)	(4,083,382)
(Impairment) / reversal of impairment of property, plant and equipment and intangible assets	(102,081,470)	95,804,097	(95,098,378)
Operating income	197,203,448	736,520,146	419,699,409
Loss on net monetary position	(18,847,725)	(275,496,226)	(206,580,239)
Finance income	117,323,311	501,300,202	173,182,862
Finance expenses	(171,609,857)	(776,924,832)	(294,669,527)
Share of the profit of associates	16,129,657	13,317,944	756,348
Income from investments in entities measured at fair value	2,513,240
Gain from bargain purchase		158,195,167	82,557,007
Income before income tax	142,712,074	356,912,401	174,945,860
Income tax for the year	(81,457,995)	(39,062,716)	(45,571,893)
Total net income loss for the year	61,254,079	317,849,685	129,373,967
Attributable to:
– Equity holders of the parent	49,598,138	322,385,647	129,119,775
– Non-controlling interests	$ 11,655,941	$ (4,535,962)	$ 254,192
Earnings per share, basic	$ 33.01	$ 214.55	$ 85.79
Earnings per share, diluted	$ 33.01	$ 214.55	$ 85.79